Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Entity Registrant Name	Flywire Corp
Amendment Flag	false
Entity Central Index Key	0001580560
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40430
Entity Tax Identification Number	27-0690799
Entity Address, Address Line One	141 Tremont St #10
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	329-4524
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Voting Common Stock, $0.0001 par value per share
Trading Symbol	FLYW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false